Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 8 - PROPERTY, PLANT AND EQUIPMENT:

A.	The composition of assets and accumulated depreciation, grouped by major classifications:

	Plant (see B below)	Computers and equipment	Leasehold improvement	Office Furniture and equipment	Vehicles	Total
	USD in thousands
Cost:
Balance as of January 1, 2022	1,678	681	519	164	172	3,214
Additions – new production facility	708	35	-	4	-	747
Disposals	(1,083)	-	-	-	-	(1,083)
Translation differences	(206)	(81)	(61)	(20)	(20)	(388)
Balance as of December 31, 2022	1,097	635	458	148	152	2,490
Accumulated depreciation:
Balance as of January 1, 2022	367	641	417	95	111	1,631
Additions	153	25	27	10	24	239
Disposals	(379)	-	-	-	-	(379)
Translation differences	(42)	(76)	(50)	(11)	(15)	(194)
Balance as of December 31, 2022	99	590	394	94	120	1,297
Depreciated balance as of December 31, 2022	998	45	64	54	32	1,193

Cost:
Balance as of January 1, 2021	1,850	626	501	158	152	3,287
Additions	193	32	-	1	14	240
Disposals	(414)	-	-	-	-	(414)
Translation differences	49	23	18	5	6	101
Balance as of December 31, 2021	1,678	681	519	164	172	3,214
Accumulated depreciation:
Balance as of January 1, 2021	288	602	376	82	83	1,431
Additions	171	19	26	10	24	250
Disposals	(103)	-	-	-	-	(103)
Translation differences	11	20	15	3	4	53
Balance as of December 31, 2021	367	641	417	95	111	1,631
Depreciated balance as of December 31, 2021	1,311	40	102	69	61	1,583

B.	New production facility in Dimona

In August 2022, the Company commenced the construction of its newly upgraded production facility in Dimona, Israel, which is planned to be fully operational by the end of 2023. Accordingly, the Company has reassessed the period of the expected lease term in Dimona to include the option period (2 additional years) under such lease and recognized an additional USD 449 thousand in respect of the right of use asset and lease liability.

The new production facility, which has not yet commenced operations (and therefore is not yet depreciated), will include inter-connectivity and smart automation of production in the production of bGen TES modules. Consequently, as part of the transitioning to the new production facility, the Company reassessed the remaining life and recoverability of the old production line and its components, and recognized a write down of parts that cannot be utilized in the new facility to their estimated fair value less cost of sale, resulting with a loss recognition of USD 704 thousand (presented among “other expenses” in 2022).

As of December 31, 2022, the total amount of the facility under construction, including capitalized borrowing costs of USD 20 thousand, amounts to USD 599 thousand. Firm commitments have been signed for the construction of certain equipment within the facility that amount to USD 2,124 thousand (advances have been made in the amount of USD 685 thousand).

C.	Rotem 1 project

The Rotem 1 project, owned and executed by the subsidiary Brenmiller Energy (Rotem) Ltd. (“Brenmiller Rotem”), was initiated and planned as a facility for generating electricity to be sold to the Israel Electricity Corporation (IEC) for a period of 20 years from the date of operation of the facility, using thermo-solar technology, combining energy storage and gas use.

The Project construction has been on hold from the end of 2019, and eventually abandoned following the Company’s decision to focus on its core technology other that the initialization and operation of power plants, and fail of negotiations for sale of control in Brenmiller Rotem to a third party. In 2020, an impairment loss of USD 2,973 thousand was recognized, and as from December 31, 2020, the facility is presented on the basis of the net realizable value of its main asset). During 2022, the Company commenced negotiations with potential buyers of the asset and accordingly has presented it as an “asset held for sale” at fair value less costs to sell, among current assets.

During 2022, following an agreement reached with the lessor of the land (on which the project was built), the Company completed vacating the premises and the land was returned to the lessor, after dismantling the facility. Following this, Brenmiller Rotem ceased its operations. Consequently, Brenmiller Rotem derecognized the lease obligation and right of use of the land.

Net loss derived from the closure of Rotem 1 project, as presented in the statement of comprehensive loss for the year 2022, is comprised of write-down loss in the amount of USD 360 thousand, of the asset held for sale above, vacating expenses of USD 16 thousand, net of lease termination gain (Note 9C) of USD 205 thousand.